Mortgage Indebtedness - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Mortgages	Dec. 31, 2012 Mortgages	Oct. 25, 2013 Subsequent event Secured revolving credit facility	Oct. 25, 2013 Subsequent event Secured revolving credit facility LIBOR	Sep. 30, 2013 Sponsor	Sep. 30, 2012 Sponsor	Sep. 30, 2013 Sponsor	Sep. 30, 2012 Sponsor	Dec. 31, 2012 Sponsor	Dec. 31, 2011 Sponsor	Sep. 16, 2011 Sponsor	Sep. 30, 2013 Third Parties	Dec. 31, 2012 Third Parties	Sep. 16, 2011 Third Parties
Mortgage Loans on Real Estate [Line Items]
Debt			$ 92,413							$ 38,075		$ 38,075		$ 38,075		$ 64,575	$ 54,209	$ 54,338
Interest paid	2,641	2,371	3,271	1,727	0					243	243	722	724	968	1,347
Revolving credit facility borrowing capacity								20,000
Debt instrument basis spread on LIBOR									2.75%
Debt instrument, term								3 years
Debt sold to third parties																			26,500
Fair value of fixed-rate indebtedness						$ 92,386	$ 95,827